Unaudited Quarterly Financial Data (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 2,195	$ 2,996	$ 2,465	$ 2,165	$ 1,992	$ 2,960	$ 2,461	$ 2,065	$ 9,821	$ 9,478	$ 9,074
Operating income	209	540	320	221	49	398	174	361	1,290	982	(741)
Net income from continuing operations	3,463	374	189	94	(93)	287	27	238	4,120	460	(1,345)
Income/(loss) from discontinued operations, net of income tax	(78)	(2)	13	388	80	(336)	69	(5)	321	(192)	(992)
Net Income/(Loss)	3,385	372	202	482	(13)	(49)	96	233	4,441	268	(2,337)
Less: Net income/(loss) attributable to noncontrolling interest and redeemable interests	2	0	1	0	(2)	23	24	(46)	$ 3	$ 0	$ (184)
Income/(Loss) Available to Common Stockholders	$ 3,383	$ 372	$ 201	$ 482	$ (11)	$ (72)	$ 72	$ 279
Weighted average number of common shares outstanding — basic (in shares)	251,000,000	254,000,000	265,000,000	278,000,000	289,000,000	299,000,000	310,000,000	318,000,000	262,000,000	304,000,000	317,000,000
Income/(loss) from discontinued operations per weighted average common share — basic (in usd per share)	$ (0.31)	$ (0.01)	$ 0.05	$ 1.39	$ 0.28	$ (1.12)	$ 0.22	$ (0.02)	$ 1.23	$ (0.63)	$ (3.13)
Income/(Loss) per weighted average common share — basic (in usd per share)	$ 13.48	$ 1.46	$ 0.76	$ 1.73	$ (0.04)	$ (0.24)	$ 0.23	$ 0.88	$ 16.94	$ 0.88	$ (6.79)
Weighted average number of common shares outstanding — diluted (in shares)	253,000,000	256,000,000	267,000,000	280,000,000	289,000,000	299,000,000	314,000,000	322,000,000	264,000,000	308,000,000	317,000,000
Income/(loss) from discontinued operations per weighted average common share — diluted (in usd per share)	$ (0.31)	$ (0.01)	$ 0.05	$ 1.38	$ 0.28	$ (1.12)	$ 0.22	$ (0.02)	$ 1.22	$ (0.62)	$ (3.13)
Net (loss)/income per weighted average common share — diluted (in usd per share)	$ 13.37	$ 1.45	$ 0.75	$ 1.72	$ (0.04)	$ (0.24)	$ 0.23	$ 0.87	$ 16.81	$ 0.87	$ (6.79)